Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of unfunded commitments

	Total Unfunded Commitments
Category / Portfolio Company (1)	March 31, 2025	December 31, 2024
PSI Services LLC (Revolver)	$6	$6
Total Unfunded Commitments	$6	$6

(1)	May pertain to commitments to one or more entities affiliated with the named portfolio company.